Securities Act File No. 002-11051
Investment Company Act File No. 811-00604

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
[Missing Graphic Reference]
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 119	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 47	[X]
(Check appropriate box or boxes)

Washington Mutual Investors Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 842-5665

Jeffrey L. Steele	Copies to:
Washington Management Corporation	Robert W. Helm, Esq.
1101 Vermont Avenue, N.W.	Dechert LLP
Washington, D.C. 20005	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, D.C. 20006
(Counsel for the Registrant)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on July 1, 2010 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


[Logo - American Funds /(R)/]                       The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/

CLASS    TICKER   F-1....  WSHFX    529-C..  CWMCX
A......  AWSHX    F-2....  WMFFX    529-E..  CWMEX
B......  WSHBX    529-A..  CWMAX    529-F-1  CWMFX
C......  WSHCX    529-B..  CWMBX

PROSPECTUS

 July 1, 2010

X    Investment objective
X    Fees and expenses of the fund
X    Principal investment strategies
X    Principal risks
X    Investment results
X    Management
X    Purchase and sale of fund shares
X    Tax information
X    Payments to broker-dealers and other financial
     intermediaries
X    Investment objective, strategies and risks
X    Additional investment results
X    Management and organization
X    Shareholder information
X    Choosing a share class
X    Purchase, exchange and sale of shares
X    Sales charges
X    Sales charge reductions and waivers
X    Rollovers from retirement plans to IRAs
X    Plans of distribution
X    Other compensation to dealers
X    How to sell shares
X    Distributions and taxes
X    Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund
 This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page x of the prospectus and on page x of the fund's statement of additional information.

SHAREHOLDER FEES
 (fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------

 Management fees                      xx%     xx%     xx%     xx%        xx%
-------------------------------------------------------------------------------
 Distribution and/or service          xx      xx      xx      xx       none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                       xx      xx      xx      xx         xx
-------------------------------------------------------------------------------
 Total annual fund operating          xx      xx      xx      xx         xx
 expenses

                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                      xx%     xx%     xx%     xx%        xx%
-------------------------------------------------------------------------------
 Distribution and/or service          xx      xx      xx      xx         xx
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                       xx      xx      xx      xx         xx
-------------------------------------------------------------------------------
 Total annual fund operating          xx      xx      xx      xx         xx
 expenses

                                       1

                                  Washington Mutual Investors Fund / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $xx      $xx      $xx       $xx
---------------------------------------------------------------------
 B                                 xx       xx       xx        xx
---------------------------------------------------------------------
 C                                 xx       xx       xx        xx
---------------------------------------------------------------------
 F-1                               xx       xx       xx        xx
---------------------------------------------------------------------
 F-2                               xx       xx       xx        xx
---------------------------------------------------------------------
 529-A                             xx       xx       xx        xx
---------------------------------------------------------------------
 529-B                             xx       xx       xx        xx
---------------------------------------------------------------------
 529-C                             xx       xx       xx        xx
---------------------------------------------------------------------
 529-E                             xx       xx       xx        xx
---------------------------------------------------------------------
 529-F-1                           xx       xx       xx        xx

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $xx      $xx      $xx       $xx
---------------------------------------------------------------------
 C                                 xx       xx       xx        xx
---------------------------------------------------------------------
 529-B                             xx       xx       xx        xx
---------------------------------------------------------------------
 529-C                             xx       xx       xx        xx
---------------------------------------------------------------------

PORTFOLIO TURNOVER
 The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was xx%
of the average value of its portfolio.

                                       2

Washington Mutual Investors Fund / Prospectus


Principal investment strategies
 The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard
& Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.
 The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

                                  Washington Mutual Investors Fund / Prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.
 Market risks - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
 The bar chart below shows how the fund's investment results have varied from year to year, and the table on page x shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000       9.06
2001       1.51
2002     -14.85
2003      25.82
2004       9.92
2005       3.55
2006      18.04
2007       3.97
2008     -33.10
2009     to be provided
[end bar chart]

                                       4

Washington Mutual Investors Fund / Prospectus


Highest/Lowest quarterly results during this time period were:

HIGHEST            15.94%  (quarter ended June 30, 2003)
LOWEST            -20.22%  (quarter ended December 31, 2008)

 The fund's total return for the three months ended March 31, 2010, was xx%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes             7/31/1952          xx%      xx%      xx%        xx%
   - After taxes on distributions                xx       xx       xx         N/A
   - After taxes on distributions and sale of    xx       xx       xx         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                              3/15/2000      xx%      xx%       xx%
-------------------------------------------------------------------------
 C                              3/15/2001      xx       xx        xx
-------------------------------------------------------------------------
 F-1                            3/15/2001      xx       xx        xx
-------------------------------------------------------------------------
 529-A                          2/15/2002      xx       xx        xx
-------------------------------------------------------------------------
 529-B                          2/19/2002      xx       xx        xx
-------------------------------------------------------------------------
 529-C                          2/15/2002      xx       xx        xx
-------------------------------------------------------------------------
 529-E                          3/1/2002       xx       xx        xx
-------------------------------------------------------------------------
 529-F-1                        9/16/2002      xx       xx        xx

 INDEXES                            1 YEAR  5 YEARS  10 YEARS      LIFETIME
                                                                (FROM CLASS A
                                                                  INCEPTION)
-------------------------------------------------------------------------------

 S&P 500 (reflects no deductions     xx%      xx%       xx            xx
 for fees, expenses or taxes)
 Lipper Growth & Income Funds
 Index (reflects no deductions for   xx       xx        xx           N/A
 fees or taxes)
 Class A annualized 30-day yield at April 30, 2010: xx%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

                                  Washington Mutual Investors Fund / Prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR
 FUND TITLE (if              EXPERIENCE        PRIMARY TITLE
 applicable)                IN THIS FUND       WITH INVESTMENT ADVISER
-------------------------------------------------------------------------------

 ALAN N. BERRO                12 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES K. DUNTON              31 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGORY D. JOHNSON            8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 ROBERT G. O'DONNELL          17 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          10 years         Chairman of the Board,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 RONALD B. MORROW              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 EUGENE P. STEIN               1 year          Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------

                                       6

Washington Mutual Investors Fund / Prospectus


Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

 You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                                  Washington Mutual Investors Fund / Prospectus

Investment objective, strategies and risks
 The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in common stocks and securities convertible into common stocks, such as convertible bonds and debentures and convertible preferred stocks, that meet the fund's criteria for investing. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds but who are reluctant to undertake the selection and supervision of individual stocks.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

                                       8

Washington Mutual Investors Fund / Prospectus


 The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Although the fund's policy is to maintain at all times a fully invested and widely diversified portfolio of securities; the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

In addition to the principal investment strategies described above, the fund has other non-principal investment practices that are described in the statement of additional information. You should consider how this fund fits into your overall investment program.

                                       9

                                  Washington Mutual Investors Fund / Prospectus

Additional investment results
 Unlike the table on page x, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITHOUT SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              7/31/1952         xx%      xx%      xx%        xx%
   - After taxes on distributions                xx       xx       xx         N/A
   - After taxes on distributions and sale of    xx       xx       xx         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                              3/15/2000      xx%      xx%       xx%
-------------------------------------------------------------------------
 C                              3/15/2001      xx       xx        xx
-------------------------------------------------------------------------
 F-1                            3/15/2001      xx       xx        xx
-------------------------------------------------------------------------
 529-A                          2/15/2002      xx       xx        xx
-------------------------------------------------------------------------
 529-B                          2/19/2002      xx       xx        xx
-------------------------------------------------------------------------
 529-C                          2/15/2002      xx       xx        xx
-------------------------------------------------------------------------
 529-E                          3/1/2002       xx       xx        xx
-------------------------------------------------------------------------
 529-F-1                        9/16/2002      xx       xx        xx

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500 (reflects no deductions for    xx%      xx%      xx%          xx%
 fees, expenses or taxes)
 Lipper Growth & Income Funds Index
 (reflects no deductions for fees or    xx       xx       xx          N/A
 taxes)
 Class A distribution rate at December 31, 2009: xx%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The S&P 500 reflects the market sectors in which the fund primarily invests.
   The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
3  The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       10

Washington Mutual Investors Fund / Prospectus


 The investment results tables above and on page x show how the fund's average annual total returns compare with various broad measures of market performance.
Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. This index was not in existence as of the date the fund's
Class A shares became available; therefore, lifetime results are not shown.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/ or expense reimbursements in effect during the period presented.

                                       11

                                  Washington Mutual Investors Fund / Prospectus

Management and organization

BUSINESS MANAGER

Washington Management Corporation or its predecessors, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington
Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group,
Incorporated, maintains its principal business address at 1101 Vermont Avenue,
NW, Washington, D.C. 20005.

INVESTMENT ADVISER
 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."
Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of trustees is contained in the fund's semi-annual report to shareholders for the fiscal period ended October 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management

                                       12

Washington Mutual Investors Fund / Prospectus


services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS
 Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S.
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                                  Washington Mutual Investors Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 ALAN N. BERRO         Investment                  12 years        Serves as an equity
                       professional for 23     (plus 6 years of    portfolio counselor
                       years in total;         prior experience
                       18 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 JAMES K. DUNTON       Investment                  31 years        Serves as an equity
                       professional for 47     (plus 7 years of    portfolio counselor
                       years, all with         prior experience
                       Capital Research and         as an
                       Management Company or  investment analyst
                       affiliate                for the fund)
-----------------------------------------------------------------------------------------
 GREGORY D. JOHNSON    Investment                  8 years         Serves as an equity
                       professional for 16     (plus 7 years of    portfolio counselor
                       years, all with         prior experience
                       Capital Research and         as an
                       Management Company or  investment analyst
                       affiliate                for the fund)
-----------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL   Investment                  17 years        Serves as an equity
                       professional for 37    (plus 17 years of    portfolio counselor
                       years in total;         prior experience
                       34 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------

                                       14

Washington Mutual Investors Fund / Prospectus


                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 JAMES F. ROTHENBERG   Investment                  10 years        Serves as an equity
                       professional for 39     (plus 9 years of    portfolio counselor
                       years, all with         prior experience
                       Capital Research and         as an
                       Management Company or  investment analyst
                       affiliate                for the fund)
-----------------------------------------------------------------------------------------
 RONALD B. MORROW      Investment                  4 years         Serves as an equity
                       professional for 41                         portfolio counselor
                       years in total;
                       12 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 EUGENE P. STEIN       Investment                   1 year         Serves as an equity
                       professional for 38                         portfolio counselor
                       years in total;
                       37 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------

 Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                       15

                                  Washington Mutual Investors Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES
 American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing to or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       16

Washington Mutual Investors Fund / Prospectus


Choosing a share class
 The fund offers different classes of shares through this prospectus. Class A, C,
F-1 and F-2 shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below).
The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Class B and 529-B shares may no longer be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any investment received by the fund that is intended for Class B or
529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class
B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.
 Factors you should consider when choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

                                       17

                                  Washington Mutual Investors Fund / Prospectus

.. availability of share classes:

  -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
     401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.
 UNLESS OTHERWISE NOTED, REFERENCES TO CLASS A, B, C OR F-1 SHARES ON THE
FOLLOWING PAGES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES.

                                       18

Washington Mutual Investors Fund / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        Class B shares may not be purchased or acquired except
                         by exchange from Class B shares of other American
                         Funds
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       19

                                  Washington Mutual Investors Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, but may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

 FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% (paid to a state or states for oversight and administrative services) is included as an
"Other expenses" item.

                                       20

Washington Mutual Investors Fund / Prospectus


Purchase, exchange and sale of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund/SM/ on the third business day after receipt of your investment.
 If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided that such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money
Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       21

                                  Washington Mutual Investors Fund / Prospectus

PURCHASE OF CLASS F SHARES
 You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees are not paid by the fund and normally range from .75% to 1.50%
of assets annually, depending on the services offered.

PURCHASE OF CLASS 529 SHARES
 Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.
 Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES, AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.
 Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

                                       22

Washington Mutual Investors Fund / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.
 In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class
529 shares; purchases and redemptions resulting from reallocations by American
Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

                                       23

                                  Washington Mutual Investors Fund / Prospectus

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 The purchase minimums described on the table on page X may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.
 The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are

                                       24

Washington Mutual Investors Fund / Prospectus


 eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES
 The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       25

                                  Washington Mutual Investors Fund / Prospectus

Sales charges

CLASS A SHARES
 The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       26

Washington Mutual Investors Fund / Prospectus


CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.
 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

                                       27

                                  Washington Mutual Investors Fund / Prospectus

 A 403(b) plan may not invest in Class A or C shares unless it was invested in
 Class A or C shares prior to January 1, 2009.

CLASS B AND C SHARES

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.
A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       28

Washington Mutual Investors Fund / Prospectus


AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       29

                                  Washington Mutual Investors Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
 Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

                                       30

Washington Mutual Investors Fund / Prospectus


 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

                                       31

                                  Washington Mutual Investors Fund / Prospectus

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.
 Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made.
Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other
American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

                                       32

Washington Mutual Investors Fund / Prospectus


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).
 To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

                                       33

                                  Washington Mutual Investors Fund / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution
 The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to
..50% for Class 529-A shares; up to 1.00% for Class B and 529-B shares; up to
1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; and up to
..50% for Class F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       34

Washington Mutual Investors Fund / Prospectus


Other compensation to dealers
 American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments.
You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

                                       35

                                  Washington Mutual Investors Fund / Prospectus

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.
 Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       36

Washington Mutual Investors Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June,
September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS
 Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.
 PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF CLASS 529 SHARES
SHOULD REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION
REGARDING THE TAX CONSEQUENCES OF SELLING CLASS 529 SHARES.

                                       37

                                  Washington Mutual Investors Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company and Washington Management Corporation. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                                      Net
                                                                    (losses)
                                                                    gains on
                                                                   securities
                                       Net asset                     (both
                                        value,         Net          realized      Total from
                                       beginning   investment         and         investment
                                       of period     income       unrealized)     operations
------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 4/30/2010                   $   xx        $ xx          $    xx        $    xx
 Year ended 4/30/2009                    31.92         .64           (11.53)        (10.89)
 Year ended 4/30/2008                    36.55         .71            (2.68)         (1.97)
 Year ended 4/30/2007                    32.66         .68             4.71           5.39
 Year ended 4/30/2006                    29.85         .66             3.20           3.86
------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Year ended 4/30/2009                    31.71         .45           (11.46)        (11.01)
 Year ended 4/30/2008                    36.33         .44            (2.67)         (2.23)
 Year ended 4/30/2007                    32.47         .42             4.69           5.11
 Year ended 4/30/2006                    29.69         .42             3.17           3.59
------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 4/30/2010                   $   xx        $ xx          $    xx        $    xx
 Year ended 4/30/2009                    31.65         .44           (11.44)        (11.00)
 Year ended 4/30/2008                    36.26         .42            (2.66)         (2.24)
 Year ended 4/30/2007                    32.41         .39             4.68           5.07
 Year ended 4/30/2006                    29.64         .40             3.16           3.56
------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Year ended 4/30/2009                    31.85         .64           (11.51)        (10.87)
 Year ended 4/30/2008                    36.48         .70            (2.68)         (1.98)
 Year ended 4/30/2007                    32.60         .67             4.70           5.37
 Year ended 4/30/2006                    29.80         .65             3.19           3.84
------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Period from 8/5/2008 to 4/30/2009/4/    29.64         .46            (9.22)         (8.76)
------------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Year ended 4/30/2009                    31.89         .62           (11.52)        (10.90)
 Year ended 4/30/2008                    36.51         .67            (2.66)         (1.99)
 Year ended 4/30/2007                    32.63         .65             4.71           5.36
 Year ended 4/30/2006                    29.83         .64             3.19           3.83
------------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Year ended 4/30/2009                    31.74         .42           (11.47)        (11.05)
 Year ended 4/30/2008                    36.36         .39            (2.66)         (2.27)
 Year ended 4/30/2007                    32.50         .38             4.68           5.06
 Year ended 4/30/2006                    29.72         .38             3.17           3.55
------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
 CLASS 529-C:
 Year ended 4/30/2010                   $   xx        $ xx          $    xx        $    xx
 Year ended 4/30/2009                    31.73         .43           (11.47)        (11.04)
 Year ended 4/30/2008                    36.35         .39            (2.66)         (2.27)
 Year ended 4/30/2007                    32.49         .38             4.69           5.07
 Year ended 4/30/2006                    29.71         .38             3.18           3.56
------------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Year ended 4/30/2009                    31.77         .55           (11.48)        (10.93)
 Year ended 4/30/2008                    36.39         .57            (2.66)         (2.09)
 Year ended 4/30/2007                    32.52         .55             4.70           5.25
 Year ended 4/30/2006                    29.74         .54             3.17           3.71
------------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 4/30/2010                       xx          xx               xx             xx
 Year ended 4/30/2009                    31.85         .67           (11.50)        (10.83)
 Year ended 4/30/2008                    36.47         .74            (2.66)         (1.92)
 Year ended 4/30/2007                    32.59         .72             4.70           5.42
 Year ended 4/30/2006                    29.79         .70             3.18           3.88

                                       38

Washington Mutual Investors Fund / Prospectus


                                             DIVIDENDS AND DISTRIBUTIONS

                                                                                  Net
                                       Dividends   Distributions      Total      asset
                                       (from net       (from        dividends    value,
                                       investment     capital          and       end of     Total
                                        income)       gains)      distributions  period  return/2/,/3/
------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 4/30/2010                    $  xx        $   xx         $   xx      $   xx       xx%
 Year ended 4/30/2009                     (.72)         (.50)         (1.22)      19.81    (34.50)
 Year ended 4/30/2008                     (.72)        (1.94)         (2.66)      31.92     (5.78)
 Year ended 4/30/2007                     (.66)         (.84)         (1.50)      36.55     16.85
 Year ended 4/30/2006                     (.62)         (.43)         (1.05)      32.66     13.11
------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Year ended 4/30/2009                     (.53)         (.50)         (1.03)      19.67    (35.01)
 Year ended 4/30/2008                     (.45)        (1.94)         (2.39)      31.71     (6.51)
 Year ended 4/30/2007                     (.41)         (.84)         (1.25)      36.33     15.98
 Year ended 4/30/2006                     (.38)         (.43)          (.81)      32.47     12.24
------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 4/30/2010                    $  xx        $   xx         $   xx      $   xx       xx%
 Year ended 4/30/2009                     (.52)         (.50)         (1.02)      19.63    (35.04)
 Year ended 4/30/2008                     (.43)        (1.94)         (2.37)      31.65     (6.54)
 Year ended 4/30/2007                     (.38)         (.84)         (1.22)      36.26     15.91
 Year ended 4/30/2006                     (.36)         (.43)          (.79)      32.41     12.15
------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Year ended 4/30/2009                     (.72)         (.50)         (1.22)      19.76    (34.52)
 Year ended 4/30/2008                     (.71)        (1.94)         (2.65)      31.85     (5.82)
 Year ended 4/30/2007                     (.65)         (.84)         (1.49)      36.48     16.83
 Year ended 4/30/2006                     (.61)         (.43)         (1.04)      32.60     13.06
------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Period from 8/5/2008 to 4/30/2009/4/     (.57)         (.50)         (1.07)      19.81    (29.77)
------------------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Year ended 4/30/2009                     (.71)         (.50)         (1.21)      19.78    (34.57)
 Year ended 4/30/2008                     (.69)        (1.94)         (2.63)      31.89     (5.85)
 Year ended 4/30/2007                     (.64)         (.84)         (1.48)      36.51     16.75
 Year ended 4/30/2006                     (.60)         (.43)         (1.03)      32.63     13.01
------------------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Year ended 4/30/2009                     (.50)         (.50)         (1.00)      19.69    (35.08)
 Year ended 4/30/2008                     (.41)        (1.94)         (2.35)      31.74     (6.62)
 Year ended 4/30/2007                     (.36)         (.84)         (1.20)      36.36     15.82
 Year ended 4/30/2006                     (.34)         (.43)          (.77)      32.50     12.07
------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
 CLASS 529-C:
 Year ended 4/30/2010                    $  xx        $   xx         $   xx      $   xx       xx%
 Year ended 4/30/2009                     (.51)         (.50)         (1.01)      19.68    (35.08)
 Year ended 4/30/2008                     (.41)        (1.94)         (2.35)      31.73     (6.62)
 Year ended 4/30/2007                     (.37)         (.84)         (1.21)      36.35     15.84
 Year ended 4/30/2006                     (.35)         (.43)          (.78)      32.49     12.10
------------------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Year ended 4/30/2009                     (.63)         (.50)         (1.13)      19.71    (34.74)
 Year ended 4/30/2008                     (.59)        (1.94)         (2.53)      31.77     (6.14)
 Year ended 4/30/2007                     (.54)         (.84)         (1.38)      36.39     16.44
 Year ended 4/30/2006                     (.50)         (.43)          (.93)      32.52     12.64
------------------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 4/30/2010                       xx            xx             xx          xx        xx
 Year ended 4/30/2009                     (.76)         (.50)         (1.26)      19.76    (34.41)
 Year ended 4/30/2008                     (.76)        (1.94)         (2.70)      31.85     (5.65)
 Year ended 4/30/2007                     (.70)         (.84)         (1.54)      36.47     17.01
 Year ended 4/30/2006                     (.65)         (.43)         (1.08)      32.59     13.20

                                       39

                                  Washington Mutual Investors Fund / Prospectus


                                                       Ratio of     Ratio of
                                                       expenses     expenses
                                                      to average   to average      Ratio of
                                            Net       net assets   net assets         net
                                          assets,       before        after         income
                                          end of         reim-        reim-           to
                                          period      bursements/  bursements/      average
                                       (in millions)    waivers    waivers/3/    net assets/3/
-----------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 4/30/2010                     $    xx         xx%          xx%            xx%
 Year ended 4/30/2009                      34,012         .67          .65           2.60
 Year ended 4/30/2008                      60,782         .60          .58           2.02
 Year ended 4/30/2007                      70,811         .60          .57           2.00
 Year ended 4/30/2006                      64,202         .60          .57           2.13
-----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Year ended 4/30/2009                       1,389        1.42         1.40           1.85
 Year ended 4/30/2008                       2,726        1.36         1.33           1.27
 Year ended 4/30/2007                       3,296        1.36         1.33           1.24
 Year ended 4/30/2006                       3,053        1.37         1.34           1.37
-----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 4/30/2010                     $    xx         xx%          xx%            xx%
 Year ended 4/30/2009                       1,613        1.47         1.44           1.80
 Year ended 4/30/2008                       2,979        1.41         1.38           1.22
 Year ended 4/30/2007                       3,481        1.42         1.40           1.17
 Year ended 4/30/2006                       3,113        1.43         1.41           1.30
-----------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Year ended 4/30/2009                       1,506         .67          .65           2.59
 Year ended 4/30/2008                       2,947         .63          .61           1.99
 Year ended 4/30/2007                       3,179         .62          .59           1.97
 Year ended 4/30/2006                       2,646         .63          .61           2.10
-----------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Period from 8/5/2008 to 4/30/2009/4/         147        0.44/5/      0.43/5/        3.10/5/
-----------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Year ended 4/30/2009                         709         .73          .71           2.55
 Year ended 4/30/2008                       1,089         .69          .66           1.93
 Year ended 4/30/2007                       1,094         .67          .65           1.91
 Year ended 4/30/2006                         833         .68          .65           2.05
-----------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Year ended 4/30/2009                         126        1.53         1.51           1.74
 Year ended 4/30/2008                         204        1.49         1.46           1.13
 Year ended 4/30/2007                         218        1.48         1.46           1.11
 Year ended 4/30/2006                         180        1.51         1.48           1.22
-----------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
 CLASS 529-C:
 Year ended 4/30/2010                     $    xx         xx%          xx%            xx%
 Year ended 4/30/2009                         226        1.52         1.50           1.75
 Year ended 4/30/2008                         361        1.49         1.46           1.13
 Year ended 4/30/2007                         374        1.48         1.45           1.11
 Year ended 4/30/2006                         295        1.50         1.47           1.23
-----------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Year ended 4/30/2009                          41        1.02         1.00           2.26
 Year ended 4/30/2008                          60         .98          .95           1.64
 Year ended 4/30/2007                          61         .97          .94           1.62
 Year ended 4/30/2006                          46         .98          .96           1.74
-----------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 4/30/2010                          xx          xx           xx             xx
 Year ended 4/30/2009                          35         .52          .50           2.77
 Year ended 4/30/2008                          52         .48          .45           2.14
 Year ended 4/30/2007                          47         .47          .44           2.11
 Year ended 4/30/2006                          32         .49          .46           2.24

                                           YEAR ENDED APRIL 30
                           2010        2009        2008        2007         2006
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%         39%         18%         19%          13%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and Washington Management
   Corporation. During the periods shown, Capital Research and Management Company and Washington Management Corporation reduced fees for investment advisory and business management services.
4  Based on operations for the period shown and, accordingly, may not be representative of a full year.
5  Annualized.

                                       40

Washington Mutual Investors Fund / Prospectus


NOTES

                                       41

                                  Washington Mutual Investors Fund / Prospectus

[Logo - American Funds /(R)/]               The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES                   American Funds Service Company
                                            800/421-0180

 FOR RETIREMENT PLAN SERVICES               Call your employer or plan administrator

 FOR 529 PLANS                              American Funds Service Company
                                            800 /421-0180, ext. 529

 FOR 24-HOUR INFORMATION                    American FundsLine
                                            800/325-3590
                                            americanfunds.com

 Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
 American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).
 PROGRAM DESCRIPTION  The CollegeAmerica/(R)/ 529 program description contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.
 The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
1101 Vermont Avenue, NW, Washington, D.C. 20005.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                        Investment Company File No. 811-00604
                                                                                   MFGEPR-901-0710P Litho in USA CGD/RRD/8023
------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International       Capital Guardian     Capital Bank and Trust


[Logo - American Funds /(R)/]                       The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/

CLASS         TICKER        R-3.........  RWMCX
A...........  AWSHX         R-4.........  RWMEX
R-1.........  RWMAX         R-5.........  RWMFX
R-2.........  RWMBX         R-6.........  RWMGX

 RETIREMENT PLAN
PROSPECTUS

July 1, 2010

X    Investment objective
X    Fees and expenses of the fund
X    Principal investment strategies
X    Principal risks
X    Investment results
X    Management
X    Purchase and sale of fund shares
X    Tax information
X    Payments to broker-dealers and other financial
     intermediaries
X    Investment objective, strategies and risks
X    Additional investment results
X    Management and organization
X    Purchase, exchange and sale of shares
X    Sales charges
X    Sales charge reductions
X    Rollovers from retirement plans to IRAs
X    Plans of distribution
X    Other compensation to dealers
X    Distributions and taxes
X    Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund
 This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page x of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page x of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
------------------------------------------------SHARE CLASSES------------------
                                  A    R-1   R-2   R-3   R-4    R-5      R-6
                                 ----------------------------------------------

 Management fees                 xx%   xx%   xx%   xx%   xx%    xx%      xx%
-------------------------------------------------------------------------------
 Distribution and/or service     xx    xx    xx    xx    xx    none     none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                  xx    xx    xx    xx    xx      xx      xx/*/
-------------------------------------------------------------------------------
 Total annual fund operating     xx    xx    xx    xx    xx      xx       xx
 expenses
-------------------------------------------------------------------------------

                                       1

                  Washington Mutual Investors Fund / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $xx      $xx      $xx       $xx
--------------------------------------------------------------------
 R-1                              xx       xx       xx        xx
--------------------------------------------------------------------
 R-2                              xx       xx       xx        xx
--------------------------------------------------------------------
 R-3                              xx       xx       xx        xx
--------------------------------------------------------------------
 R-4                              xx       xx       xx        xx
--------------------------------------------------------------------
 R-5                              xx       xx       xx        xx
--------------------------------------------------------------------
 R-6                              xx       xx       xx        xx
--------------------------------------------------------------------

*  Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER
 The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was xx%
of the average value of its portfolio.

                                       2

Washington Mutual Investors Fund / Retirement plan prospectus


Principal investment strategies
 The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard
& Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.
 The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

                  Washington Mutual Investors Fund / Retirement plan prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.
 Market risks - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
 The bar chart below shows how the fund's investment results have varied from year to year, and the table on page x shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000       9.06
2001       1.51
2002     -14.85
2003      25.82
2004       9.92
2005       3.55
2006      18.04
2007       3.97
2008     -33.10
2009     to be provided
[end bar chart]

                                       4

Washington Mutual Investors Fund / Retirement plan prospectus


Highest/Lowest quarterly results during this time period were:

HIGHEST            15.94%  (quarter ended June 30, 2003)
LOWEST            -20.22%  (quarter ended December 31, 2008)

 The fund's total return for the three months ended March 31, 2010, was xx%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------

 A                      7/31/1952      xx%      xx%      xx%        xx%

 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-----------------------------------------------------------------

 R-1                    5/29/2002      xx%      xx%       xx%
-----------------------------------------------------------------
 R-2                    5/31/2002      xx       xx        xx
-----------------------------------------------------------------
 R-3                     6/4/2002      xx       xx        xx
-----------------------------------------------------------------
 R-4                    5/20/2002      xx       xx        xx
-----------------------------------------------------------------
 R-5                    5/15/2002      xx       xx        xx

 INDEXES                            1 YEAR  5 YEARS  10 YEARS      LIFETIME
                                                                (FROM CLASS A
                                                                  INCEPTION)
-------------------------------------------------------------------------------

 S&P 500 (reflects no deductions     xx%      xx%      xx%            xx%
 for fees, expenses or taxes)
 Lipper Growth & Income Funds
 Index (reflects no deductions for   xx       xx       xx            N/A
 fees or taxes)
 Class A annualized 30-day yield at April 30, 2010: xx%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

                                       5

                  Washington Mutual Investors Fund / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR
 FUND TITLE (if              EXPERIENCE        PRIMARY TITLE
 applicable)                IN THIS FUND       WITH INVESTMENT ADVISER
-------------------------------------------------------------------------------

 ALAN N. BERRO                12 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES K. DUNTON              31 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGORY D. JOHNSON            8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 ROBERT G. O'DONNELL          17 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          10 years         Chairman of the Board,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 RONALD B. MORROW              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 EUGENE P. STEIN               1 year          Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------

                                       6

Washington Mutual Investors Fund / Retirement plan prospectus


Purchase and sale of fund shares
 Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information
 Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                  Washington Mutual Investors Fund / Retirement plan prospectus

Investment objective, strategies and risks
 The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in common stocks and securities convertible into common stocks, such as convertible bonds and debentures and convertible preferred stocks, that meet the fund's criteria for investing. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds but who are reluctant to undertake the selection and supervision of individual stocks.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.
 The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Although the fund's policy is to maintain at all times a fully invested and widely diversified portfolio of securities; the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

                                       8

Washington Mutual Investors Fund / Retirement plan prospectus


 In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information. You should consider how this fund fits into your overall investment program.

Additional investment results
 Unlike the table on page x, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITHOUT SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------

 A                      7/31/1952      xx%      xx%      xx%        xx%

 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-----------------------------------------------------------------

 R-1                    5/29/2002      xx%      xx%       xx%
-----------------------------------------------------------------
 R-2                    5/31/2002      xx       xx        xx
-----------------------------------------------------------------
 R-3                     6/4/2002      xx       xx        xx
-----------------------------------------------------------------
 R-4                    5/20/2002      xx       xx        xx
-----------------------------------------------------------------
 R-5                    5/15/2002      xx       xx        xx

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500 (reflects no deductions for    xx%      xx%      xx%          xx%
 fees, expenses or taxes)
 Lipper Growth & Income Funds Index
 (reflects no deductions for fees or    xx       xx       xx          N/A
 taxes)
 Class A distribution rate at December 31, 2009: xx%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The S&P 500 reflects the market sectors in which the fund primarily invests.
   The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
3  The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

 The investment results tables above and on page x show how the fund's average annual total returns compare with various broad measures of market performance.
Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. This index was not in existence as of the date the fund's
Class A shares became available; therefore, lifetime results are not shown.

                                       9

                  Washington Mutual Investors Fund / Retirement plan prospectus

 All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Management and organization

BUSINESS MANAGER

Washington Management Corporation or its predecessors, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington
Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group,
Incorporated, maintains its principal business address at 1101 Vermont Avenue,
NW, Washington, D.C. 20005.

INVESTMENT ADVISER
 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."
Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended October 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could

                                       10

Washington Mutual Investors Fund / Retirement plan prospectus


incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and
Management Company and each of the funds it advises have applied to the U.S.
Securities and Exchange Commission for an exemptive order that would give
Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS
 Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S.
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       11

                  Washington Mutual Investors Fund / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 ALAN N. BERRO         Investment                  12 years        Serves as an equity
                       professional for 23     (plus 6 years of    portfolio counselor
                       years in total;         prior experience
                       18 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 JAMES K. DUNTON       Investment                  31 years        Serves as an equity
                       professional for 47     (plus 7 years of    portfolio counselor
                       years, all with         prior experience
                       Capital Research and         as an
                       Management Company or  investment analyst
                       affiliate                for the fund)
-----------------------------------------------------------------------------------------
 GREGORY D. JOHNSON    Investment                  8 years         Serves as an equity
                       professional for 16     (plus 7 years of    portfolio counselor
                       years, all with         prior experience
                       Capital Research and         as an
                       Management Company or  investment analyst
                       affiliate                for the fund)
-----------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL   Investment                  17 years        Serves as an equity
                       professional for 37    (plus 17 years of    portfolio counselor
                       years in total;         prior experience
                       34 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------

                                       12

Washington Mutual Investors Fund / Retirement plan prospectus


                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 JAMES F. ROTHENBERG   Investment                  10 years        Serves as an equity
                       professional for 39     (plus 9 years of    portfolio counselor
                       years, all with         prior experience
                       Capital Research and         as an
                       Management Company or  investment analyst
                       affiliate                for the fund)
-----------------------------------------------------------------------------------------
 RONALD B. MORROW      Investment                  4 years         Serves as an equity
                       professional for 41                         portfolio counselor
                       years in total;
                       12 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 EUGENE P. STEIN       Investment                   1 year         Serves as an equity
                       professional for 38                         portfolio counselor
                       years in total;
                       37 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------

 Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       13

                  Washington Mutual Investors Fund / Retirement plan prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.
 Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/,and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

Washington Mutual Investors Fund / Retirement plan prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.
 In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class
529 shares; purchases and redemptions resulting from reallocations by American
Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

                                       15

                  Washington Mutual Investors Fund / Retirement plan prospectus

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES
 The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

                                       16

Washington Mutual Investors Fund / Retirement plan prospectus


MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.
 FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1  Payment amount depends on the date upon which services commenced.
2  Payment with respect to Recordkeeper Direct program.
3  Payment with respect to PlanPremier program.

                                       17

                  Washington Mutual Investors Fund / Retirement plan prospectus

Sales charges

CLASS A SHARES
 The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       18

Washington Mutual Investors Fund / Retirement plan prospectus


The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       19

                  Washington Mutual Investors Fund / Retirement plan prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
 Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES
 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

Washington Mutual Investors Fund / Retirement plan prospectus


 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.
 Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

                                       21

                  Washington Mutual Investors Fund / Retirement plan prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       22

Washington Mutual Investors Fund / Retirement plan prospectus


Plans of distribution
 The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of your investment.

                                       23

                  Washington Mutual Investors Fund / Retirement plan prospectus

Other compensation to dealers
 American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments.
You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

Washington Mutual Investors Fund / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in March,
June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                  Washington Mutual Investors Fund / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company and Washington Management Corporation. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                                Net (losses)
                                                                  gains on
                                       Net                       securities
                                      asset                        (both            Total
                                     value,         Net           realized          from
                                    beginning   investment          and          investment
                                     of year      income        unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2010                 $   xx        $ xx           $    xx         $    xx
Year ended 4/30/2009                  31.92         .64            (11.53)         (10.89)
Year ended 4/30/2008                  36.55         .71             (2.68)          (1.97)
Year ended 4/30/2007                  32.66         .68              4.71            5.39
Year ended 4/30/2006                  29.85         .66              3.20            3.86
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2010                     xx          xx                xx              xx
Year ended 4/30/2009                  31.72         .45            (11.46)         (11.01)
Year ended 4/30/2008                  36.33         .42             (2.66)          (2.24)
Year ended 4/30/2007                  32.48         .39              4.68            5.07
Year ended 4/30/2006                  29.71         .39              3.17            3.56
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2010                     xx          xx                xx              xx
Year ended 4/30/2009                  31.64         .43            (11.44)         (11.01)
Year ended 4/30/2008                  36.25         .41             (2.66)          (2.25)
Year ended 4/30/2007                  32.40         .39              4.68            5.07
Year ended 4/30/2006                  29.64         .40              3.16            3.56
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2010                 $   xx        $ xx           $    xx         $    xx
Year ended 4/30/2009                  31.76         .56            (11.48)         (10.92)
Year ended 4/30/2008                  36.38         .58             (2.67)          (2.09)
Year ended 4/30/2007                  32.51         .55              4.70            5.25
Year ended 4/30/2006                  29.73         .54              3.18            3.72
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2010                     xx          xx                xx              xx
Year ended 4/30/2009                  31.83         .63            (11.50)         (10.87)
Year ended 4/30/2008                  36.46         .68             (2.68)          (2.00)
Year ended 4/30/2007                  32.57         .65              4.72            5.37
Year ended 4/30/2006                  29.78          64              3.18            3.82
-----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2010                     xx          xx                xx              xx
Year ended 4/30/2009                  31.92         .70            (11.53)         (10.83)
Year ended 4/30/2008                  36.55         .78             (2.67)          (1.89)
Year ended 4/30/2007                  32.65         .76              4.72            5.48
Year ended 4/30/2006                  29.85         .73              3.19            3.92
-----------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009       xx          xx                xx              xx

                                       26

Washington Mutual Investors Fund / Retirement plan prospectus


                                          DIVIDENDS AND DISTRIBUTIONS

                                                                                                             Net
                                    Dividends   Distributions      Total         Net                       assets,
                                    (from net       (from        dividends      asset                      end of
                                    investment     capital          and       value, end     Total          year
                                     income)       gains)      distributions   of year    return/2/,/3/ (in millions)
----------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2010                  $  xx        $   xx         $   xx        $   xx         xx%        $    xx
Year ended 4/30/2009                   (.72)         (.50)         (1.22)        19.81      (34.50)        34,012
Year ended 4/30/2008                   (.72)        (1.94)         (2.66)        31.92       (5.78)        60,782
Year ended 4/30/2007                   (.66)         (.84)         (1.50)        36.55       16.85         70,811
Year ended 4/30/2006                   (.62)         (.43)         (1.05)        32.66       13.11         64,202
----------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2010                     xx            xx             xx            xx          xx             xx
Year ended 4/30/2009                   (.53)         (.50)         (1.03)        19.68      (34.99)            44
Year ended 4/30/2008                   (.43)        (1.94)         (2.37)        31.72       (6.55)            67
Year ended 4/30/2007                   (.38)         (.84)         (1.22)        36.33       15.86             69
Year ended 4/30/2006                   (.36)         (.43)          (.79)        32.48       12.10             47
----------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2010                     xx            xx             xx            xx          xx             xx
Year ended 4/30/2009                   (.51)         (.50)         (1.01)        19.62      (35.07)           548
Year ended 4/30/2008                   (.42)        (1.94)         (2.36)        31.64       (6.57)           865
Year ended 4/30/2007                   (.38)         (.84)         (1.22)        36.25       15.91            985
Year ended 4/30/2006                   (.37)         (.43)          (.80)        32.40       12.13            812
----------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2010                  $  xx        $   xx         $   xx        $   xx         xx%        $    xx
Year ended 4/30/2009                   (.64)         (.50)         (1.14)        19.70      (34.72)         1,010
Year ended 4/30/2008                   (.59)        (1.94)         (2.53)        31.76       (6.13)         1,827
Year ended 4/30/2007                   (.54)         (.84)         (1.38)        36.38       16.45          2,199
Year ended 4/30/2006                   (.51)         (.43)          (.94)        32.51       12.68          1,878
----------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2010                     xx            xx             xx            xx          xx             xx
Year ended 4/30/2009                   (.71)         (.50)         (1.21)        19.75      (34.52)           782
Year ended 4/30/2008                   (.69)        (1.94)         (2.63)        31.83       (5.87)         1,125
Year ended 4/30/2007                   (.64)         (.84)         (1.48)        36.46       16.82          1,213
Year ended 4/30/2006                   (.60)         (.43)         (1.03)        32.57       13.00          1,013
----------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2010                     xx            xx             xx            xx          xx             xx
Year ended 4/30/2009                   (.79)         (.50)         (1.29)        19.80      (34.31)         1,129
Year ended 4/30/2008                   (.80)        (1.94)         (2.74)        31.92       (5.57)         1,319
Year ended 4/30/2007                   (.74)         (.84)         (1.58)        36.55       17.15          1,154
Year ended 4/30/2006                   (.69)         (.43)         (1.12)        32.65       13.34            883
----------------------------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009       xx            xx             xx            xx          xx             xx

                                      Ratio of     Ratio of
                                      expenses     expenses
                                     to average   to average        Ratio
                                     net assets   net assets       of net
                                    before reim-  after reim-     income to
                                    bursements/   bursements/      average
                                      waivers     waivers/3/    net assets/3/
------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2010                     xx%          xx%            xx%
Year ended 4/30/2009                     .67          .65           2.60
Year ended 4/30/2008                     .60          .58           2.02
Year ended 4/30/2007                     .60          .57           2.00
Year ended 4/30/2006                     .60          .57           2.13
------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2010                      xx           xx             xx
Year ended 4/30/2009                    1.43         1.41           1.85
Year ended 4/30/2008                    1.42         1.40           1.20
Year ended 4/30/2007                    1.43         1.41           1.15
Year ended 4/30/2006                    1.47         1.44           1.26
------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2010                      xx           xx             xx
Year ended 4/30/2009                    1.50         1.48           1.77
Year ended 4/30/2008                    1.44         1.41           1.19
Year ended 4/30/2007                    1.47         1.41           1.15
Year ended 4/30/2006                    1.53         1.41           1.29
------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2010                     xx%          xx%            xx%
Year ended 4/30/2009                     .97          .95           2.29
Year ended 4/30/2008                     .95          .93           1.67
Year ended 4/30/2007                     .96          .93           1.63
Year ended 4/30/2006                     .97          .94           1.75
------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2010                      xx           xx             xx
Year ended 4/30/2009                     .69          .67           2.59
Year ended 4/30/2008                     .67          .65           1.95
Year ended 4/30/2007                     .67          .64           1.92
Year ended 4/30/2006                     .68          .65           2.06
------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2010                      xx           xx             xx
Year ended 4/30/2009                     .39          .37           2.91
Year ended 4/30/2008                     .37          .35           2.24
Year ended 4/30/2007                     .37          .35           2.22
Year ended 4/30/2006                     .38          .35           2.34
------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009        xx           xx             xx

                                           YEAR ENDED APRIL 30
                           2010        2009        2008        2007         2006
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%         39%         18%         19%          13%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges.
3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and Washington Management
   Corporation. During the years shown, Capital Research and Management Company and Washington Management Corporation reduced fees for investment advisory and business management services. In addition, during some of the years shown,
   Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       27

                  Washington Mutual Investors Fund / Retirement plan prospectus


NOTES

                                       28

Washington Mutual Investors Fund / Retirement plan prospectus


NOTES

                                       29

                  Washington Mutual Investors Fund / Retirement plan prospectus

[Logo - American Funds /(R)/]               The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES                   American Funds Service Company
                                            800/421-0180

 FOR RETIREMENT PLAN SERVICES               Call your employer or plan administrator

                                            americanfunds.com
 FOR 24-HOUR INFORMATION                    For Class R share information, visit
                                            AmericanFundsRetirement.com

 Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
 American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.
 The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW,
Washington, D.C. 20005.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                        Investment Company File No. 811-00604
                                                                                   RPGEPR-901-0710P Litho in USA CGD/RRD/8045
------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International       Capital Guardian     Capital Bank and Trust


                        WASHINGTON MUTUAL INVESTORS FUND

                                     Part B
                      Statement of Additional Information
                                  July 1, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of Washington Mutual Investors
Fund (the "fund" or "WMIF") dated July 1, 2010. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        Washington Mutual Investors Fund
                              Attention: Secretary
                            1101 Vermont Avenue, NW
                              Washington, DC 20005
                                  202/842-5665

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      AWSHX        Class 529-A          CWMAX    Class R-1          RWMAX
Class B      WSHBX        Class 529-B          CWMBX    Class R-2          RWMBX
Class C      WSHCX        Class 529-C          CWMCX    Class R-3          RWMCX
Class F-1    WSHFX        Class 529-E          CWMEX    Class R-4          RWMEX
Class F-2    WMFFX        Class 529-F-1        CWMFX    Class R-5          RWMFX
                                                        Class R-6          RWMGX

Item                                                                  Page no.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fund policies . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .
Sales charge reductions and waivers . . . . . . . . . . . . . . . .
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder account services and privileges . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Investment portfolio
Financial statements

                   Washington Mutual Investors Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be purchased by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                   Washington Mutual Investors Fund -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. These securities, prior to conversion, may pay a fixed rate of interest or a dividend.
Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

 SECURITIES OF ISSUERS OUTSIDE THE U.S. -- The fund may invest up to 5% of its assets in securities of certain companies domiciled outside of the United States
(not organized under the laws of the United States or any state thereof or the
District of Columbia) and not included in the Standard & Poor's 500 Composite
Index as further described below under "The fund and its investment policies."
Securities of issuers domiciled outside the U.S. may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities are in the form of American
Depositary Receipts ("ADRs") which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in securities of issuers domiciled outside the U.S. that are traded in the U.S. or through ADRs may help to avoid certain foreign currency risks. Investing through
ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                   Washington Mutual Investors Fund -- Page 3

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                        *     *     *     *     *     *
 PORTFOLIO TURNOVER -- The fund's portfolio turnover rates for the fiscal years ended 2010 and 2009 were 39% and 18%, respectively, and the average of the last five years was 21%. The portfolio turnover rate would equal 100% if each security in a fund's portfolio was replaced once per year. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.

With the fund's focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). High turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders, unless the shareholder is exempt from taxation. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.

                   Washington Mutual Investors Fund -- Page 4

                      THE FUND AND ITS INVESTMENT POLICIES

The fund has Investment Standards based upon criteria originally established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass numerous criteria that govern which securities may be included on the fund's
Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of the NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years; (iv)
companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by
Standard & Poor's; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $1 billion; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products.

Although the fund generally invests in U.S. companies, the fund may invest up to
5% of its assets in securities of certain companies domiciled outside the United
States if they meet the fund's Investment Standards, including certain requirements designed specifically for companies domiciled outside the U.S.
Among other things, the Investment Standards require that any such company must have an economic nexus to the U.S. and must be listed on the NYSE. Companies that are included in the Standard & Poor's 500 Composite Index do not count towards this 5% limit. This Index may, from time to time, include a few companies whose corporate domiciles are outside the U.S. The fund may also hold securities of companies domiciled outside the U.S. when such companies have merged with or otherwise acquired a company in which the fund held shares at the time of the merger.

 The Investment Standards are periodically reviewed by the fund's board of trustees, investment adviser and business manager. Although the Investment
Standards are not changed frequently, modifications may be made, with the approval of the fund's board of trustees, as a result of economic, market or corporate developments. The investment adviser is required to select the fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees of additions to, or deletions from, the Eligible List for continued compliance with the fund's Investment Standards.

                   Washington Mutual Investors Fund -- Page 5

It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment
Standards are not part of the fund's Investment Restrictions discussed below.

                   Washington Mutual Investors Fund -- Page 6

                                 FUND POLICIES
 All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund's business manager and investment adviser may apply more restrictive policies than those listed below.

FUNDAMENTAL POLICIES -- The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

          a.  Borrow money;

          b.  Issue senior securities;

          c.  Underwrite the securities of other issuers;

          d.  Purchase or sell real estate or commodities;

          e.  Make loans; or

          f. Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry.

2.   The fund may not invest in companies for the purpose of exercising control or management.

3.   The fund may not invest more than 5% of net assets in money market instruments, after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains, in order to maintain a fully invested portfolio.

                   Washington Mutual Investors Fund -- Page 7

 NONFUNDAMENTAL POLICIES -- The following policy may be changed by the board of trustees without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of the fund's fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3%
of its total assets, except through the purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in the same industry, unless the fund has adopted a policy allowing for such investments.

                   Washington Mutual Investors Fund -- Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 The fund's governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund's service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members of the fund, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund's board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund's independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the U.S.
Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.
Notwithstanding the accomplishments listed below, none of the independent trustees is considered an "expert" within the meaning of the federal securities laws with respect to information in the fund's registration statement.

                   Washington Mutual Investors Fund -- Page 9

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

                                                                                  OTHER
                                                                             DIRECTORSHIPS/4/
 NAME, AGE AND                                                  NUMBER OF          HELD
 POSITION WITH FUND                                           PORTFOLIOS/3/     BY TRUSTEE             OTHER
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)       OVERSEEN       DURING PAST            RELEVANT
 TRUSTEE)                         DURING PAST FIVE YEARS       BY TRUSTEE       FIVE YEARS           EXPERIENCE
--------------------------------------------------------------------------------------------------------------------

 Nariman Farvardin, 53          Senior Vice President for           3         JPMorgan Value    . Senior management
 Trustee (2007)                 Academic Affairs & Provost,                   Opportunities       experience
                                University of Maryland;                       Fund, Inc.          (educational
                                former Dean, The A. James                                         institution)
                                Clark School of                                                 . Corporate board
                                Engineering, University of                                        experience
                                Maryland                                                        . Professor,
                                                                                                  electrical and
                                                                                                  computer engineering
                                                                                                . Service on advisory
                                                                                                  boards and councils
                                                                                                  for educational,
                                                                                                  non-profit and
                                                                                                  governmental
                                                                                                  organizations
                                                                                                . M.S. and Ph.D.,
                                                                                                  Electrical
                                                                                                  Engineering
--------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 10

                                                                                  OTHER
                                                                             DIRECTORSHIPS/4/
 NAME, AGE AND                                                  NUMBER OF          HELD
 POSITION WITH FUND                                           PORTFOLIOS/3/     BY TRUSTEE             OTHER
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)       OVERSEEN       DURING PAST            RELEVANT
 TRUSTEE)                         DURING PAST FIVE YEARS       BY TRUSTEE       FIVE YEARS           EXPERIENCE
--------------------------------------------------------------------------------------------------------------------

 Barbara Hackman Franklin,      President and CEO, Barbara          3         Aetna, Inc.;      . Former U.S.
 70                             Franklin Enterprises                          The Dow             Secretary of
 Trustee (2005)                 (international business and                   Chemical            Commerce
                                corporate governance                          Company;          . Former
                                consulting)                                   JPMorgan Value      Commissioner,
                                                                              Opportunities       U.S. Consumer
                                                                              Fund, Inc.          Product Safety
                                                                                                  Commission
                                                                                                . Former White House
                                                                                                  staff member
                                                                                                . Corporate board
                                                                                                  experience
                                                                                                . Service on advisory
                                                                                                  councils and
                                                                                                  commissions for
                                                                                                  industry, accounting,
                                                                                                  international
                                                                                                  and governmental
                                                                                                  organizations
                                                                                                . Chairman, National
                                                                                                  Association of
                                                                                                  Corporate Directors
                                                                                                . Business
                                                                                                  consulting
                                                                                                . M.B.A.
--------------------------------------------------------------------------------------------------------------------
 Mary Davis Holt, 59            Owner, Flynn Heath Holt             1         None              . Senior corporate
 Trustee (2010)                 Leadership, LLC (leadership                                       management
                                consulting); former Chief                                         experience
                                Operating Officer, Time                                         . Corporate board
                                Life, Inc.                                                        experience
                                                                                                . Service on advisory
                                                                                                  and trustee boards
                                                                                                  of educational,
                                                                                                  business and
                                                                                                  non-profit
                                                                                                  organizations
                                                                                                . M.B.A.
--------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 11

                                                                                  OTHER
                                                                             DIRECTORSHIPS/4/
 NAME, AGE AND                                                  NUMBER OF          HELD
 POSITION WITH FUND                                           PORTFOLIOS/3/     BY TRUSTEE             OTHER
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)       OVERSEEN       DURING PAST            RELEVANT
 TRUSTEE)                         DURING PAST FIVE YEARS       BY TRUSTEE       FIVE YEARS           EXPERIENCE
--------------------------------------------------------------------------------------------------------------------

 R. Clark Hooper, 63            Private investor; former           44         JPMorgan Value    . Senior regulatory
 Trustee (2003)                 President, Dumbarton Group                    Opportunities       and management
                                LLC (securities industry                      Fund, Inc.;         experience, National
                                consulting)                                   The Swiss           Association of
                                                                              Helvetia Fund,      Securities Dealers
                                                                              Inc.                (now FINRA)
                                                                                                . Service on trustee
                                                                                                  boards for
                                                                                                  charitable,
                                                                                                  educational and
                                                                                                  non-profit
                                                                                                  organizations
--------------------------------------------------------------------------------------------------------------------
 James C. Miller III, 68        Senior Advisor, Husch               3         Clean Energy      . Former Chairman,
 Trustee (1992)                 Blackwell Sanders LLP;                        Fuels               U.S. Federal Trade
                                former Chairman, The                          Corporation;        Commission
                                CapAnalysis Group, LLC                        JPMorgan Value    . Former Director,
                                (economic, financial and                      Opportunities       U.S. Office of
                                regulatory consulting)                        Fund, Inc.          Management and
                                                                                                  Budget
                                                                                                . Former Chairman,
                                                                                                  U.S. Postal Service
                                                                                                . Corporate board
                                                                                                  experience
                                                                                                . Service as Chief
                                                                                                  Executive Officer
                                                                                                . Economic
                                                                                                  consulting
                                                                                                . B.B.A and Ph.D.,
                                                                                                  Economics
--------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 12

                                                                                  OTHER
                                                                             DIRECTORSHIPS/4/
 NAME, AGE AND                                                  NUMBER OF          HELD
 POSITION WITH FUND                                           PORTFOLIOS/3/     BY TRUSTEE             OTHER
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)       OVERSEEN       DURING PAST            RELEVANT
 TRUSTEE)                         DURING PAST FIVE YEARS       BY TRUSTEE       FIVE YEARS           EXPERIENCE
--------------------------------------------------------------------------------------------------------------------

 Donald L. Nickles, 61          Chairman of the Board and           3         Chesapeake        . Service as U.S.
 Trustee (2007)                 CEO, The Nickles Group                        Energy              Senator, including
                                (consulting and business                      Corporation;        Senate leadership
                                venture firm); former                         Valero Energy       positions
                                United States Senator                         Corporation;      . Corporate board
                                                                              JPMorgan Value      experience
                                                                              Opportunities     . Business management
                                                                              Fund, Inc.          experience
--------------------------------------------------------------------------------------------------------------------
 William J. Shaw, 64            Vice Chairman; former               1         Marriott          . Corporate board
 Trustee (2009)                 President and Chief                           International,      experience
                                Operating Officer, Marriott                   Inc.              . Service as Chief
                                International, Inc.                                               Operating Officer
                                                                                                . Service as Chief
                                                                                                  Financial Officer
                                                                                                . Certified Public
                                                                                                  Accountant
                                                                                                . Service on advisory
                                                                                                  and trustee boards
                                                                                                  for charitable,
                                                                                                  educational and
                                                                                                  non-profit
                                                                                                  organizations
                                                                                                . M.B.A.
--------------------------------------------------------------------------------------------------------------------
 John Knox Singleton, 61        President and CEO, INOVA            3         Healthcare        . Corporate board
 Chairman of the Board          Health System                                 Realty Trust,       experience
 (Independent and                                                             Inc.; JPMorgan    . Service as Chief
 Non-executive) (2001)                                                        Value               Executive Officer
                                                                              Opportunities     . Service on
                                                                              Fund, Inc.          boards of
                                                                                                  community and
                                                                                                  non-profit
                                                                                                  organizations
                                                                                                . M.S., Health
                                                                                                  Administration
--------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 13

                                                                                  OTHER
                                                                             DIRECTORSHIPS/4/
 NAME, AGE AND                                                  NUMBER OF          HELD
 POSITION WITH FUND                                           PORTFOLIOS/3/     BY TRUSTEE             OTHER
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)       OVERSEEN       DURING PAST            RELEVANT
 TRUSTEE)                         DURING PAST FIVE YEARS       BY TRUSTEE       FIVE YEARS           EXPERIENCE
--------------------------------------------------------------------------------------------------------------------

 Lydia W. Thomas, 65            Consultant, Noblis Inc.;            1         Cabot             . Corporate board
 Trustee (2010)                 former President and Chief                    Corporation;        experience
                                Executive Officer, Noblis                     Mueller Water     . Service as Chief
                                Inc.                                          Products            Executive Officer
                                                                                                . Service on advisory
                                                                                                  boards and councils
                                                                                                  for business,
                                                                                                  national security,
                                                                                                  educational and
                                                                                                  governmental
                                                                                                  organizations
                                                                                                . M.S., Microbiology;
                                                                                                  Ph.D., Cytology
--------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 14

"INTERESTED" TRUSTEES/5,6/

 Interested trustees are officers and directors of Washington Management
Corporation, the fund's business manager. The business manager monitors various of the fund's other service providers which permits the interested trustees to make a significant contribution to the fund's board.

                                               PRINCIPAL OCCUPATION(S)
                                               DURING PAST FIVE YEARS
                                                   AND POSITIONS                            OTHER
                                                HELD WITH AFFILIATED                    DIRECTORSHIPS/4/
 NAME, AGE AND                                       ENTITIES             NUMBER OF          HELD
 POSITION WITH FUND                               OR THE PRINCIPAL       PORTFOLIOS/3/     BY TRUSTEE           OTHER
 (YEAR FIRST ELECTED/2/ AS A                        UNDERWRITER           OVERSEEN       DURING PAST           RELEVANT
  TRUSTEE)                                          OF THE FUND          BY TRUSTEE       FIVE YEARS          EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------

 James H. Lemon, Jr., 74                       Chairman of the Board           3         JPMorgan Value    . Corporate
 Vice Chairman of the Board (1971)             and CEO, The                              Opportunities       board
                                               Johnston-Lemon Group,                     Fund, Inc.          experience
                                               Incorporated (financial                                     . Chief
                                               services holding                                              Executive
                                               company)                                                      Officer
                                                                                                             experience
                                                                                                           . Securities
                                                                                                             industry
                                                                                                             experience
                                                                                                           . Service on
                                                                                                             boards and
                                                                                                             committees of
                                                                                                             professional,
                                                                                                             charitable and
                                                                                                             non-profit
                                                                                                             organizations
------------------------------------------------------------------------------------------------------------------------------------
 Harry J. Lister, 74                           Director, Washington            1         None              . Corporate
 Trustee (1972)                                Management Corporation                                        board
                                                                                                             experience
                                                                                                           . Chief
                                                                                                             Executive
                                                                                                             Officer
                                                                                                             experience
                                                                                                           . Securities
                                                                                                             industry
                                                                                                             experience
                                                                                                           . Service on
                                                                                                             boards and
                                                                                                             committees of
                                                                                                             professional,
                                                                                                             charitable and
                                                                                                             non-profit
                                                                                                             organizations
------------------------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 15

                                               PRINCIPAL OCCUPATION(S)
                                               DURING PAST FIVE YEARS
                                                   AND POSITIONS                            OTHER
                                                HELD WITH AFFILIATED                    DIRECTORSHIPS/4/
 NAME, AGE AND                                       ENTITIES             NUMBER OF          HELD
 POSITION WITH FUND                               OR THE PRINCIPAL       PORTFOLIOS/3/     BY TRUSTEE           OTHER
 (YEAR FIRST ELECTED/2/ AS A                        UNDERWRITER           OVERSEEN       DURING PAST           RELEVANT
  TRUSTEE)                                          OF THE FUND          BY TRUSTEE       FIVE YEARS          EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------

 Jeffrey L. Steele, 64                         President and Director,         3         JPMorgan Value    . Corporate
 President and Trustee (2000)                  Washington Management                     Opportunities       board
                                               Corporation                               Fund, Inc.          experience
                                                                                                           . Legal and
                                                                                                             regulatory
                                                                                                             experience
                                                                                                           . Service on
                                                                                                             boards and
                                                                                                             committees of
                                                                                                             professional,
                                                                                                             charitable and
                                                                                                             non-profit
                                                                                                             organizations
                                                                                                           . J.D.
------------------------------------------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 16

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION OF FUND             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                     OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Michael W. Stockton, 43     Director, Senior Vice President, Secretary and
 Senior Vice President,      Treasurer, Washington Management Corporation
 Treasurer and Assistant
 Secretary (1995)
-------------------------------------------------------------------------------
 Lois A. Erhard, 58          Vice President, Washington Management Corporation
 Vice President (1983)
-------------------------------------------------------------------------------
 J. Lanier Frank, 49         Assistant Vice President, Washington Management
 Assistant Vice President    Corporation
 (1997)
-------------------------------------------------------------------------------
 Jennifer L. Butler, 44      Vice President and Assistant Secretary,
 Secretary (2005)            Washington Management Corporation
-------------------------------------------------------------------------------
 Stephanie L. Pfromer, 42    Vice President and General Counsel, Washington
 Assistant Secretary         Management Corporation; former Vice President and
 (2007)                      Senior Counsel, The BISYS Group, Inc. (now
                             Citigroup, Inc.)
-------------------------------------------------------------------------------
 Curt M. Scott, 31           Assistant Vice President and Assistant Treasurer,
 Assistant Treasurer         Washington Management Corporation; former
 (2006)                      Financial Analyst, The BISYS Group, Inc. (now
                             Citigroup, Inc.)
-------------------------------------------------------------------------------

1  The term "independent" trustee refers to a trustee who is not an "interested person" of the fund within the meaning of the 1940 Act.
2  Trustees and officers of the fund serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company including the
   American Funds; American Funds Insurance Series,/(R)/ which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
   which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington
   Management Corporation.
6  All of the trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as business manager.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE,
NW, WASHINGTON, DC 20005, ATTENTION: SECRETARY.

                  Washington Mutual Investors Fund -- Page 17

 FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2009:

                                                                                     AGGREGATE
                                                                                      DOLLAR
                                                                                    RANGE/1/ OF
                                                                                    INDEPENDENT
                                               AGGREGATE                             TRUSTEES
                                            DOLLAR RANGE/1/        DOLLAR            DEFERRED
                                               OF SHARES         RANGE/1 /OF      COMPENSATION/2/
                                               OWNED IN          INDEPENDENT       ALLOCATED TO
                                               ALL FUNDS          TRUSTEES           ALL FUNDS
                                                IN THE            DEFERRED            WITHIN
                         DOLLAR RANGE/1/    AMERICAN FUNDS     COMPENSATION/2/    AMERICAN FUNDS
                             OF FUND        FAMILY OVERSEEN       ALLOCATED       FAMILY OVERSEEN
         NAME             SHARES OWNED        BY TRUSTEE           TO FUND          BY TRUSTEE
--------------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
--------------------------------------------------------------------------------------------------
 Nariman Farvardin      $10,001 - $50,000  $10,001 - $50,000  $10,001 - $50,000    Over $100,000
--------------------------------------------------------------------------------------------------
 Barbara Hackman          Over $100,000      Over $100,000          None               None
 Franklin
--------------------------------------------------------------------------------------------------
 Mary Davis Holt/3/           None               None               None               None
--------------------------------------------------------------------------------------------------
 R. Clark Hooper        $10,001 - $50,000    Over $100,000      Over $100,000      Over $100,000
--------------------------------------------------------------------------------------------------
 James C. Miller III      Over $100,000      Over $100,000          None               None
--------------------------------------------------------------------------------------------------
 Donald L. Nickles      $10,001 - $50,000  $10,001 - $50,000    Over $100,000      Over $100,000
--------------------------------------------------------------------------------------------------
 William J. Shaw/4/       Over $100,000      Over $100,000          None               None
--------------------------------------------------------------------------------------------------
 J. Knox Singleton        $1 - $10,001       Over $100,000      Over $100,000      Over $100,000
--------------------------------------------------------------------------------------------------
 Lydia W. Thomas/3/           None           Over $100,000          None               None
--------------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 18

                                                           AGGREGATE
                                                        DOLLAR RANGE/1/
                                                           OF SHARES
                                                            OWNED IN
                                                           ALL FUNDS
                                                             IN THE
                           DOLLAR RANGE/1/               AMERICAN FUNDS
                               OF FUND                  FAMILY OVERSEEN
        NAME                 SHARES OWNED                  BY TRUSTEE
------------------------------------------------------------------------------

 "INTERESTED" TRUSTEES/5/
------------------------------------------------------------------------------
 James H. Lemon,             Over $100,000                Over $100,000
 Jr.
------------------------------------------------------------------------------
 Harry J. Lister             Over $100,000                Over $100,000
------------------------------------------------------------------------------
 Jeffrey L. Steele           Over $100,000                Over $100,000
------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.
2  Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
3  Mary Davis Holt and Lydia W. Thomas were newly elected to the board effective
   January 1, 2010.
 4  In conjunction with Mr. Shaw becoming a trustee on January 1, 2009 he purchased fund shares valued at over $100,000.
5  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington
   Management Corporation.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the business manager, the investment adviser or its affiliates. The fund pays annual fees of $99,200 to independent trustees, plus an annual fee of $7,950 for the audit committee chair and an annual fee of $5,300 for the proxy committee chair and standing sub-committee chairs. An independent trustee who is chairman of the board (an
"independent chair") also receives an additional fee of $33,000, which is paid by the fund or shared based on the relative board meeting fee if serving multiple funds.

In addition, the fund generally pays to independent trustees fees of (a) $3,800 for each board of trustees meeting attended and (b) $2,650 for each meeting attended as a member of a committee of the board of trustees. Independent trustees also receive attendance fees of $2,650 per day for each trustee seminar or information session organized by the investment adviser as well as for attendance at mutual fund industry related conferences and seminars.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

                  Washington Mutual Investors Fund -- Page 19

 TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED APRIL 30, 2010

                                                                        TOTAL COMPENSATION (INCLUDING
                                                                            VOLUNTARILY DEFERRED
                                            AGGREGATE COMPENSATION            COMPENSATION/1/)
                                            (INCLUDING VOLUNTARILY       FROM ALL FUNDS MANAGED BY
    "INDEPENDENT"                          DEFERRED COMPENSATION/1/)  CAPITAL RESEARCH AND MANAGEMENT
      TRUSTEES                                   FROM THE FUND          COMPANY OR ITS AFFILIATES
------------------------------------------------------------------------------------------------------

 Nariman Farvardin/3/                               $xx                          $xx
------------------------------------------------------------------------------------------------------
 Barbara H. Franklin                                 xx                           xx
------------------------------------------------------------------------------------------------------
 Mary Davis Holt/4/                                  xx                           xx
------------------------------------------------------------------------------------------------------
 R. Clark Hooper/3/                                  xx                           xx
------------------------------------------------------------------------------------------------------
 James C. Miller III                                 xx                           xx
------------------------------------------------------------------------------------------------------
 Donald L. Nickles/3/                                xx                           xx
------------------------------------------------------------------------------------------------------
 William J. Shaw/5/                                  xx                           xx
------------------------------------------------------------------------------------------------------
 J. Knox Singleton/3/                                xx                           xx
------------------------------------------------------------------------------------------------------
 Lydia W. Thomas/4/                                  xx                           xx
------------------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees.
2  Funds managed by Capital Research and Management Company including the
   American Funds; American Funds Insurance Series,/(R)/ which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
   which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
 3  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2010 fiscal year for participating trustees is as follows: Nariman Farvardin ($xx),
   R. Clark Hooper ($xx), Donald L. Nickles ($xx) and J. Knox Singleton ($xx).
   Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.
4  Mary Davis Holt and Lydia W. Thomas were newly elected to the board effective
   January 1, 2010.
 5  Began service as a trustee on January 1, 2009.

 As of June 1, 2010, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than xx% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Delaware
Corporation in 1952, reincorporated in Maryland in 1990 and was reorganized as a
Delaware statutory trust on July 1, 2010. All fund operations are supervised by the fund's board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                  Washington Mutual Investors Fund -- Page 20

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to the fund's Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

 The fund's declaration of trust and by-laws as well as separate indemnification agreements that the fund has entered into with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF TRUSTEES BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

                  Washington Mutual Investors Fund -- Page 21

 LEADERSHIP STRUCTURE -- The board's chair is currently an independent trustee who is not an "interested person" of the fund within the meaning of the 1940
Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair's duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

RISK OVERSIGHT -- Day-to-day management of the fund, including risk management, is the responsibility of the fund's contractual service providers, including the fund's investment adviser, business manager, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund's operations, including the processes and associated risks relating to the fund's investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers'
discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the fund's service providers' operations, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund's investments and trading. The board also receives compliance reports from the fund's and the investment adviser's chief compliance officers addressing certain areas of risk.

Committees of the fund's board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund's audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund's transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund's objectives. As a result of the foregoing and other factors, the ability of the fund's service providers to eliminate or mitigate risks is subject to limitations.

                  Washington Mutual Investors Fund -- Page 22

COMMITTEES OF THE BOARD OF TRUSTEES
 The fund has an audit committee composed of four trustees who are not considered
"interested persons" of the fund within the meaning of the 1940 Act
("independent trustees"): Mary Davis Holt, R. Clark Hooper, James C. Miller III
(Chair) and William J. Shaw. The function of the committee is the oversight of the Corporation's accounting and financial reporting policies. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of trustees.

The fund has a governance committee composed of J. Knox Singleton (Chair) and all the other independent trustees. The committee's functions include, through a contracts sub-committee, reviewing all contracts and agreements with the fund, as required by the 1940 Act and the rules thereunder. The governance committee reports its recommendations to the full board of trustees. In addition, the governance committee periodically reviews such issues as the board's composition, responsibilities, committees and compensation (through a compensation sub-committee) and other relevant issues, and recommends any appropriate changes to the full board of trustees. The governance committee also evaluates, selects and nominates candidates for independent trustees to the full board of trustees. While the governance committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the governance committee of the Fund, c/o the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the governance committee.

 The fund has a committee on proxy voting procedures composed of Nariman
Farvardin, Barbara H. Franklin (Chair), Jeffrey L. Steele and Lydia W. Thomas.
The committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio.

There were six board of trustees meetings, nine committee meetings (six audit, two proxy and one governance committee meetings) during the fiscal year ended
April 30, 2010. All trustees attended at least 75% of all board meetings and meetings of the committees of which they were members.

                  Washington Mutual Investors Fund -- Page 23

 TRUSTEES EMERITUS

The board of trustees has named certain retired board members of the fund to the position of trustee emeritus. Trustees emeritus are invited to attend board meetings but do not have any of the duties or responsibilities of board members.
They may be consulted from time to time by the board, primarily with respect to their prior board experience.

Trustees emeritus who served as independent board members receive an annual retainer of $50,000 and a per meeting fee of $500. The fund's current emeritus trustees are Stephen Hartwell (Chairman Emeritus), Cyrus A. Ansary, Charles A.
Bowsher, Fred J. Brinkman, Daniel J. Callahan III, Edward W. Kelly, Jr.,
Katherine D. Ortega and T. Eugene Smith.

                  Washington Mutual Investors Fund -- Page 24

ADVISORY BOARD MEMBERS
 The board of trustees has established an advisory board whose members are, in the judgment of the trustees, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the board of trustees, members of the advisory board, while not participating in specific investment decisions, consult from time to time with the investment adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the advisory board, however, possess no authority or responsibility with respect to the fund's investments or management. The chart below sets out additional information about the advisory board members.

                                                           NUMBER OF BOARDS
 NAME, AGE AND                                             WITHIN THE FUND
 POSITION WITH FUND            PRINCIPAL OCCUPATION(S)     COMPLEX ON WHICH    OTHER DIRECTORSHIPS HELD
 (YEAR FIRST ELECTED/1/)        DURING PAST FIVE YEARS     MEMBER SERVES/2/            BY MEMBER
----------------------------------------------------------------------------------------------------------

 Louise M. Cromwell, 65       Retired Partner, Shaw               1           None
 (2001)                       Pittman LLP (law firm)
----------------------------------------------------------------------------------------------------------
 Jeffrey A. Eisenach, 52      Managing Director,                  1           None
 (2008)                       Navigant Economics LLC
                              (economic and financial
                              consulting); former
                              Chairman and Managing
                              Partner, Empiris LLC
                              (economic, financial,
                              statistical and management
                              consulting); former
                              Chairman, Criterion
                              Economics, LLC (economic,
                              litigation, regulation and
                              legislation consulting);
                              former Chairman and
                              President, The CapAnalysis
                              Group, LLC (economic,
                              financial and regulatory
                              consulting)
----------------------------------------------------------------------------------------------------------
 Linda D. Rabbitt, 61         Chairman and CEO, Rand              1           Brookfield Properties
 (2001)                       Construction Corporation                        Corporation; Watson Wyatt &
                                                                              Company Holdings
----------------------------------------------------------------------------------------------------------
 Robert G. Templin, Jr.,      President, Northern                 1           None
 62                           Virginia Community College
 (2008)
----------------------------------------------------------------------------------------------------------
 R. Clark Wadlow, 63          Retired Partner, Sidley             1           None
 (2005)                       Austin LLP (law firm)
----------------------------------------------------------------------------------------------------------

1  Advisory board members of the fund serve until their resignation, removal or retirement.
 2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations. Includes advisory board and, where applicable, director/trustee service.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101
VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: SECRETARY.

                  Washington Mutual Investors Fund -- Page 25

ADVISORY BOARD MEMBER COMPENSATION -- The fund pays fees of $8,000 per annum to advisory board members who are not affiliated with the business manager, the investment adviser, plus $3,000 for each meeting attended in conjunction with meetings with the board of directors.

 ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2010

                                                                        TOTAL COMPENSATION (INCLUDING
                                                                            VOLUNTARILY DEFERRED
                                            AGGREGATE COMPENSATION            COMPENSATION/1/)
                                            (INCLUDING VOLUNTARILY       FROM ALL FUNDS MANAGED BY
                                           DEFERRED COMPENSATION/1/)  CAPITAL RESEARCH AND MANAGEMENT
        NAME                                     FROM THE FUND          COMPANY OR ITS AFFILIATES
------------------------------------------------------------------------------------------------------

 Louise M. Cromwell/2/                              $xx                         $xx
------------------------------------------------------------------------------------------------------
 Jeffrey A. Eisenach/2/                              xx                          xx
------------------------------------------------------------------------------------------------------
 Linda D. Rabbitt/2/                                 xx                          xx
------------------------------------------------------------------------------------------------------
 Robert G. Templin, Jr.                              xx                          xx
------------------------------------------------------------------------------------------------------
 R. Clark Wadlow/2/                                  xx                          xx
------------------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible advisory board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the advisory board member.
 2  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2010 for participating advisory board members is as follows:
   Louise M. Cromwell ($xx), Jeffrey A. Eisenach ($xx), Linda Rabbitt ($xx) and R.
   Clark Wadlow ($xx). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the
   Advisory Board member.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund's board of directors oversees the voting of proxies of shares held by the fund and has appointed a committee on proxy voting procedures to assist it. The board has authorized the president of the fund or his delegate (the "voting officer") to vote individual proxies and has approved "proxy voting procedures and guidelines" (the "guidelines")
which are used by the voting officer in deciding how to vote on particular matters. The guidelines provide to the voting officer guidance on how to vote on a variety of matters that are often the subject of shareholder voting. The guidelines are not intended to be rigid rules and each matter is to be considered on a case-by-case basis and voted in the manner that the voting officer determines to be in the best interests of the fund and its shareholders.

The guidelines provide that generally the voting officer should vote against (a)
defensive anti-takeover measures, (b) staggered boards of directors, (c)
measures calling for the creation of special classes of shares with extra voting power and (d) proposals that provide, in the judgment of the voting officer, for excessive compensation for directors and officers including stock option plans that may cause excessive dilution to shareholders. The guidelines also provide that the voting officer should vote in favor of proposals to expense stock options for financial reporting purposes.

                  Washington Mutual Investors Fund -- Page 26

The guidelines provide that the voting officer should assess on a case-by-case basis shareholder proposals relating to a wide range of social or political issues, weighing the impact of such proposals upon the company's shareholders.
Finally, the guidelines provide, as a general policy matter, that the voting officer should vote in support of corporate management on routine, non-controversial matters, but that the voting officer should exercise care in reviewing routine matters to assure that the matter to be voted upon does not give rise to issues that may call into question whether a vote in support of management is in the best interests of the fund and its shareholders.

If the voting officer is aware of any conflict of interest between the interests of fund shareholders, on the one hand, and the interests of the fund's investment adviser or any affiliated person of the fund or its adviser, on the other hand, the voting officer will discuss and resolve that conflict of interest with a member of the committee on proxy voting procedures.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year, (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com or (c) on the SEC's website at sec.gov.

 PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on June 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

             NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------

 xx                                          xx          xx           xx
--------------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

BUSINESS MANAGER -- Since its inception, the fund has operated under a Business
Management Agreement with Washington Management Corporation or its predecessors.
The business manager maintains its principal business address at 1101 Vermont
Avenue, NW, Washington, DC 20005.

The business manager provides services necessary to carry on the fund's general administrative and corporate affairs, and is responsible for monitoring the various services and operations of the fund. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions, and includes the provision of all executive personnel, clerical staff, office space and equipment, and certain accounting and record keeping facilities. The business manager provides similar services to other mutual funds.

The fund pays all expenses not specifically assumed by the business manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its

                  Washington Mutual Investors Fund -- Page 27

shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses;
expenses pursuant to the fund's plans of distribution; fees and expense reimbursements paid to directors and advisory board members; association dues;
and costs of stationery and forms prepared exclusively for the fund.

 The business manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2010. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the business manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund.

The business manager makes payments to the investment adviser for performing various accounting services for the fund and the American Funds Tax-Exempt
Series I. The amount paid to the investment adviser may be found in the most recent shareholder report. The business manager also makes payments to support compensation paid to dealers (for additional information, see "Other
Compensation to Dealers" below). The amount of these payments to support dealer compensation were approximately $2.5 million for the year ended December 31,
2008. The business manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, 0.04% of net assets in excess of $55 billion but not exceeding $67 billion, and 0.035% of net assets in excess of $67 billion but not exceeding $77 billion and 0.03% of net assets in excess of $77 billion.

 For the fiscal years ended April 30, 2010, 2009 and 2008, the business manager was entitled to receive from the fund fees of $xx, $46,735,000 and $57,171,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $xx (a reduction of $xx), $43,392,000
(a reduction of $3,343,000) and $51,453,000 (a reduction of $5,718,000) for the fiscal years ended April 30, 2010, 2009 and 2008, respectively.

The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2011 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of directors who are not parties to the Business
Management Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Business Management Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad

                  Washington Mutual Investors Fund -- Page 28

 faith, gross negligence or reckless disregard of its obligations under the
Business Management Agreement.

The business manager has established a charitable foundation, The Washington
Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code.
Employees of the business manager and its affiliates, as well as directors, directors emeriti, advisory board members and officers of the fund, may participate in a gift matching program sponsored by the foundation.

For the period from September 1, 2004 until March 31, 2005, the business manager agreed to waive 5% of the fees that it was otherwise entitled to receive under the Business Management Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the fees that the business manager was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

 Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

                  Washington Mutual Investors Fund -- Page 29

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: S&P 500, the securities that are eligible to be purchased by the fund and Lipper Growth & Income Funds
Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                  Washington Mutual Investors Fund -- Page 30

 THE FOLLOWING TABLE REFLECTS INFORMATION AS OF APRIL 30, 2010:

                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER          NUMBER
                                        REGISTERED           POOLED          OF OTHER
                                        INVESTMENT         INVESTMENT        ACCOUNTS
                                     COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                        FOR WHICH          FOR WHICH         PORTFOLIO
                                        PORTFOLIO          PORTFOLIO         COUNSELOR
                      DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                        OF FUND        IS A MANAGER       IS A MANAGER      (ASSETS OF
     PORTFOLIO           SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR          OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------------

 Alan N. Berro             xx          xx       $xx           None              None
--------------------------------------------------------------------------------------------
 James K. Dunton           xx          xx       $xx           None              None
--------------------------------------------------------------------------------------------
 Gregory D. Johnson        xx          xx       $xx           None              None
--------------------------------------------------------------------------------------------
 Robert G.                 xx          xx       $xx           None              None
 O'Donnell
--------------------------------------------------------------------------------------------
 James F.                  xx          xx       $xx           None              None
 Rothenberg
--------------------------------------------------------------------------------------------
 Ronald B. Morrow          xx          xx       $xx           None              None
--------------------------------------------------------------------------------------------
 Eugene P. Stein           xx          xx       $xx           None              None
--------------------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
   No fund has an advisory fee that is based on the performance of the fund.
3  Represents funds advised or sub-advised by Capital Research and Management
   Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
   Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

 INVESTMENT ADVISORY AGREEMENT -- The Investment Advisory Agreement (the
"Agreement") between the fund and the investment adviser will continue in effect until August 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the
Agreement provides that the investment adviser may delegate all, or a portion of, its investment

                  Washington Mutual Investors Fund -- Page 31

 management responsibilities to one or more subsidiary advisers approved by the fund's board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In considering the renewal of the Agreement each year, the governance committee, sitting as the contracts subcommittee, of the board of trustees evaluates information from several sources, including information provided by the business manager and investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full board of trustees.

That information typically relates to: the nature, extent and quality of the investment adviser's services; the fund's investment results on an absolute basis and as compared with various indices and peer funds; the fund's advisory fee and other expenses on absolute basis and as compared with various indices and peer funds, as well as other funds advised by the investment adviser;
financial information concerning the investment adviser, including profitability comparisons with certain publicly-held mutual fund managers; information with respect to the sharing of economies of scale; compliance and regulatory matters;
fees charged by the investment adviser's affiliates to institutional clients;
and investment adviser compliance, regulatory and personnel matters. In preparation for its most recent meeting, the committee reviewed such information in advance. At the meeting, the members of the committee discussed the information with representatives of the investment adviser, posed questions and consulted in executive session with independent counsel to the fund's independent directors.

The investment adviser manages the investment portfolio of the fund subject to the policies established by the board of directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the investment adviser receives a monthly fee, accrued daily, at the annual rate of
0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of
$21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion, 0.185% of net assets in excess of $55 billion but not exceeding $71 billion, 0.18% of net assets in excess of $71 billion but not exceeding $89 billion and 0.177% of net assets in excess of $89 billion.

 For the fiscal years ended April 30, 2010, 2009 and 2008, the investment adviser was entitled to receive from the fund management fees of $xx, $110,730,000 and
$160,915,000, respectively. After giving effect to the management fee waivers/expense reimbursements described below, the fund paid the investment adviser management fees of $xx (a reduction of $xx), $102,452,000 (a reduction of $8,278,000) and $144,823,000 (a reduction of $16,092,000) for the fiscal years ended April 30, 2010, 2009 and 2008, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

                  Washington Mutual Investors Fund -- Page 32

 ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until August
31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

                  Washington Mutual Investors Fund -- Page 33

 During the 2010 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                    $xx
--------------------------------------------------------------------------------
               CLASS F-1                                    xx
--------------------------------------------------------------------------------
               CLASS F-2                                    xx
--------------------------------------------------------------------------------
              CLASS 529-A                                   xx
--------------------------------------------------------------------------------
              CLASS 529-B                                   xx
--------------------------------------------------------------------------------
              CLASS 529-C                                   xx
--------------------------------------------------------------------------------
              CLASS 529-E                                   xx
--------------------------------------------------------------------------------
             CLASS 529-F-1                                  xx
--------------------------------------------------------------------------------
               CLASS R-1                                    xx
--------------------------------------------------------------------------------
               CLASS R-2                                    xx
--------------------------------------------------------------------------------
               CLASS R-3                                    xx
--------------------------------------------------------------------------------
               CLASS R-4                                    xx
--------------------------------------------------------------------------------
               CLASS R-5                                    xx
--------------------------------------------------------------------------------
              CLASS R-6*                                    xx
--------------------------------------------------------------------------------

 * Class R-6 was first offered for sale on May 1, 2009.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

                  Washington Mutual Investors Fund -- Page 34

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                 COMMISSIONS,        ALLOWANCE OR
                                                   REVENUE           COMPENSATION
                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
------------------------------------------------------------------------------------

           CLASS A                 2010            $        xx         $        xx
                                   2009              8,039,000          35,351,000
                                   2008             13,480,000          58,574,000
------------------------------------------------------------------------------------
           CLASS B                 2010                     xx                  xx
                                   2009                246,000           2,083,000
                                   2008                591,000           3,631,000
------------------------------------------------------------------------------------
           CLASS C                 2010                     xx                  xx
                                   2009                505,000           1,479,000
                                   2008                908,000           2,675,000
------------------------------------------------------------------------------------
         CLASS 529-A               2010                     xx                  xx
                                   2009                534,000           2,480,000
                                   2008                834,000           3,848,000
------------------------------------------------------------------------------------
         CLASS 529-B               2010                     xx                  xx
                                   2009                 44,000             338,000
                                   2008                 76,000             554,000
------------------------------------------------------------------------------------
         CLASS 529-C               2010                     xx                  xx
                                   2009                 26,000             307,000
                                   2008                 55,000             483,000
------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 35

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                  Washington Mutual Investors Fund -- Page 36

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1  Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
     2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

 During the 2010 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                     $xx                        $xx
------------------------------------------------------------------------------
        CLASS B                      xx                         xx
------------------------------------------------------------------------------
        CLASS C                      xx                         xx
------------------------------------------------------------------------------
       CLASS F-1                     xx                         xx
------------------------------------------------------------------------------
      CLASS 529-A                    xx                         xx
------------------------------------------------------------------------------
      CLASS 529-B                    xx                         xx
------------------------------------------------------------------------------
      CLASS 529-C                    xx                         xx
------------------------------------------------------------------------------
      CLASS 529-E                    xx                         xx
------------------------------------------------------------------------------
     CLASS 529-F-1                   xx                         xx
------------------------------------------------------------------------------
       CLASS R-1                     xx                         xx
------------------------------------------------------------------------------
       CLASS R-2                     xx                         xx
------------------------------------------------------------------------------
       CLASS R-3                     xx                         xx
------------------------------------------------------------------------------
       CLASS R-4                     xx                         xx
------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 37

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

                  Washington Mutual Investors Fund -- Page 38

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.

                  Washington Mutual Investors Fund -- Page 39

     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
           Wells Fargo Investments, LLC

                  Washington Mutual Investors Fund -- Page 40

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

                  Washington Mutual Investors Fund -- Page 41

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales

                  Washington Mutual Investors Fund -- Page 42

and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

 Brokerage commissions paid on portfolio transactions for the fiscal years ended
April 30, 2010, 2009 and 2008 amounted to $xx, $40,517,000 and $19,435,000, respectively. The increase in commissions between 2008 and 2009 was largely due to increased brokerage transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund did not hold securities of its regular broker-dealers.

 During fiscal years 2010, 2009 and 2008 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund.
Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                  Washington Mutual Investors Fund -- Page 43

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's business manager, custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                  Washington Mutual Investors Fund -- Page 44

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                  Washington Mutual Investors Fund -- Page 45

                                PRICE OF SHARES
 Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the
Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the
Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds advised by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

                  Washington Mutual Investors Fund -- Page 46

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                  Washington Mutual Investors Fund -- Page 47

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

                  Washington Mutual Investors Fund -- Page 48

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

 Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently. When a dividend or a capital gain is distributed by the fund, the net asset value per share is reduced by the amount of the payment.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

                  Washington Mutual Investors Fund -- Page 49

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund to corporate shareholders may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to distribute its net capital gain each year. The fund's net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term

                  Washington Mutual Investors Fund -- Page 50

     capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.
     CAPITAL GAINS -- Distributions of net capital gain that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. For non-corporate shareholders, a capital gain distribution by the fund is subject to a maximum tax rate of
     15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

                  Washington Mutual Investors Fund -- Page 51

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

 The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                  Washington Mutual Investors Fund -- Page 52

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.
     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                  Washington Mutual Investors Fund -- Page 53

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
 OTHER PURCHASE INFORMATION -- Class 529 shares may be purchased only through
CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in
CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                  Washington Mutual Investors Fund -- Page 54

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

 CONVERSION -- Currently, Class C shares of the fund automatically convert to
Class F-1 shares in the month of the 10-year anniversary of the purchase date.
The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, converting into a different share class or not converting. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

                  Washington Mutual Investors Fund -- Page 55

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.
     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service
     Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

                  Washington Mutual Investors Fund -- Page 56

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                  Washington Mutual Investors Fund -- Page 57

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or

                  Washington Mutual Investors Fund -- Page 58

          the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

                  Washington Mutual Investors Fund -- Page 59

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%. For certain tax-exempt accounts opened prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5%
and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than
$250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                  Washington Mutual Investors Fund -- Page 60

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

                  Washington Mutual Investors Fund -- Page 61

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                  Washington Mutual Investors Fund -- Page 62

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of American
     Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") as of the day prior to your American Funds investment or
     (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

                  Washington Mutual Investors Fund -- Page 63

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                  Washington Mutual Investors Fund -- Page 64

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                  Washington Mutual Investors Fund -- Page 65

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                  Washington Mutual Investors Fund -- Page 66

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                  Washington Mutual Investors Fund -- Page 67

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

                  Washington Mutual Investors Fund -- Page 68

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

 CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account. The fund's board may determine if the fund issues share certificates.

                  Washington Mutual Investors Fund -- Page 69

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

 TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $xx for Class A shares and $xx for Class B shares for the 2010 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Dechert LLP, 1775 I Street, NW, Washington DC
20006, serves as counsel to the fund and as independent legal counsel to the independent trustees in their capacities as such. A determination with respect to the independence of its independent legal counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on April 30. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to

                  Washington Mutual Investors Fund -- Page 70

reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund, Washington Management Corporation and Capital
Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                  Washington Mutual Investors Fund -- Page 71

 DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- APRIL 30, 2010

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                       $xx
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                        $xx

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

                  Washington Mutual Investors Fund -- Page 72

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUND
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                  Washington Mutual Investors Fund -- Page 73

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                  Washington Mutual Investors Fund -- Page 74

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUND
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
___________
*Qualified for sale only in certain jurisdictions.

                  Washington Mutual Investors Fund -- Page 75

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2055 Target
Date Retirement Fund/SM/      082    2182   2282   2382   2482   2582    2682
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                  Washington Mutual Investors Fund -- Page 76

WASHINGTON MUTUAL INVESTORS FUND, INC. PART C: OTHER INFORMATION
Item 23.	Exhibits
(a)(1)	Amended and Restated Articles of Incorporation dated December 28, 2001. Previously filed. (See P/E Amendment No. 115 filed June 30, 2008 (Accession No. 0000104865-08-000023.))
(a)(2)	Form of Articles Supplementary dated March 30, 2009. Previously filed. (See P/E Amendment No. 116 filed on April 8, 2009 (Accession No. 0000792953-09-000016.))
(b)	By-Laws as amended June 18, 2009. Previously filed. (See P/E Amendment No. 118 filed on June 29, 2009 (Accession No. 0000104865-09-000012.))
(c)	Form of share certificate. Previously filed. (See P/E Amendment No. 104 filed March 9, 2001 (Accession No. 0000104865-01-000001.))
(d)	Investment Advisory Agreement. Previously filed. (See P/E Amendment No. 97 filed April 22, 1997 (Accession No. 0000104865-97-000003.))
(e)(1)	Form of Amended and Restated Principal Underwriting Agreement dated May 1, 2009. Previously filed. (See P/E Amendment No. 116 filed on April 8, 2009 (Accession No. 0000792953-09-000016.))
(e)(2)
Form of Amendment to Selling Group Agreement effective October 1, 2008; Form of Amendment to Institutional Selling Group Agreement effective October 1, 2008; Form of Class F Share Participation Agreement; Form of Amendment to Class F Share Participation Agreement effective August 1, 2008; Form of Bank/Trust Company Participation Agreement for Class F Shares; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective August 1, 2008; Form of Amendment to Selling Group Agreement effective May 1, 2009; Form of Amendment to Institutional Selling Group Agreement effective May 1, 2009; Form of Amendment to Class F Share Participation Agreement effective May 1, 2009; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective May 1, 2009; Form of Amendment to Bank/Trust Company Selling Group Agreement effective May 1, 2009.  Previously filed.  (See P/E Amendment No. 116 filed on April 8, 2009 (Accession No. 0000792953-09-000016.))

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan amended January 1, 2005. Previously filed. (See P/E Amendment No. 113 filed June 29, 2007 (Accession No. 0000104865-07-000022.))
(g)	Form of Custodian Agreement dated December 21, 2006. Previously filed. (See P/E Amendment No. 113 filed June 29, 2007 (Accession No. 0000104865-07-000022.))
(h)(1)	Form of Amended and Restated Administrative Services Agreement dated May 1, 2009. Previously filed. (See P/E Amendment No. 116 filed on April 8, 2009 (Accession No. 0000792953-09-000016.))
(h)(2)	Form of Amended and Restated Shareholder Service Agreement. Previously filed. (See P/E Amendment No. 110 filed June 18, 2004 (Accession No. 0000104865-04-000005.))
(h)(3)	Amended and Restated Business Management Agreement dated June 19, 2008. Previously filed. (See P/E Amendment No. 115 filed June 30, 2008 (Accession No. 0000104865-08-000023.))
(h)(4)	Form of Indemnification Agreement. Previously filed. (See P/E Amendment No. 111 filed June 30, 2005 (Accession No. 0000104865-05-000004.))
(h)(5)	Form of Amendment to Shareholder Service Agreement dated November 1, 2006. Previously filed. (See P/E Amendment No. 113 filed June 29, 2007 (Accession No. 0000104865-07-000022.))
(i)(1)	Legal Opinion for Class A Shares. Previously filed.
(i)(2)	Legal Opinion for Class B Shares. Previously filed. (See P/E Amendment No. 102 filed March 9, 2000 (Accession No. 0000104865-00-000002.))
(i)(3)	Legal Opinion for Class C and F Shares. Previously filed. (See P/E Amendment No. 104 filed March 9, 2001 (Accession No. 0000104865-01-000001.))
(i)(4)
Legal Opinion for Class 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 Shares.  Previously filed.  (See P/E Amendment No. 106 filed February 14, 2002 (Accession No. 0000104865-02-000003.))

(i)(5) (i)(6)
Legal Opinion for Class F-2 Shares.  Previously filed.  (See P/E Amendment No. 115 filed June 30, 2008 (Accession No. 0000104865-08-000023.))
Legal Opinion for Class R-6 Shares.  Previously filed.  (See P/E Amendment No. 116 filed on April 8, 2009 (Accession No. 0000792953-09-000016.))

(j)	Consent of Independent Registered Public Accounting Firm. To be filed by Amendment.
(k)	Not applicable.
(l)	Not applicable.
(m)(1)	Form of Plan of Distribution for Class A Shares. Previously filed. (See P/E Amendment No. 97 filed April 22, 1997 (Accession No. 0000104865-97-000003.))
(m)(2)
Forms of Amended Plans of Distribution for Class B, C, F, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3 and R-4 Shares.  Previously filed.  (See P/E Amendment No. 112 filed June 29, 2006 (Accession No. 0000770482-06-000021.))

(m)(3)	Form of Amendments to Plans of Distribution (Class F and 529-F Shares) dated July 30, 2008. Previously filed. (See P/E Amendment No. 115 filed June 30, 2008 (Accession No. 0000104865-08-000023.))
(n)	Form of Amended and Restated Multiple Class Plan dated May 1, 2009. Previously filed. (See P/E Amendment No. 116 filed on April 8, 2009 (Accession No. 0000792953-09-000016.))
(p)(1)	Code of Ethics for The Capital Group Companies dated June 2009. Previously filed. (See P/E Amendment No. 118 filed on June 29, 2009 (Accession No. 0000104865-09-000012.))
(p)(2)	Code of Ethics for Washington Management Corporation dated June 1, 2008. Previously filed. (See P/E Amendment No. 115 filed June 30, 2008 (Accession No. 0000104865-08-000023.))
(p)(3)	Code of Ethics for the Registrant dated April 2007. Previously filed. (See P/E Amendment No. 113 filed June 29, 2007 (Accession No. 0000104865-07-000022.))
Item 24.                        Persons Controlled by or Under Common Control with the Registrant

There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification

Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

Article VIII (h) and (i) of the Articles of Incorporation of the Fund provide that:

(h)  "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.  No amendment of these Articles of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.  Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.  Any indemnification by the Corporation shall be consistent with the requirements of law, including the [Investment Company] Act [of 1940].

(i)           To the fullest extent permitted by Maryland statutory and decisional law and the [Investment Company] Act [of 1940], no director or officer of the Corporation shall be personally liable to the Corporation or its shareholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.  No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:  (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the shareholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Item 26.  Business and Other Connections of Investment Adviser

None.

Item 27.  Principal Underwriter

(a)
American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)	The directors and officers of American Funds Distributors, Inc. are set forth below.

(1)	(2)	(3)
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Director, Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Intermediary Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda Molnar Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)             Not applicable.

Item 28.                        Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a)(1) and 31(a)(2) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained, in whole or in part, at the offices of:

NAME	ADDRESS
Washington Management Corporation (business manager)	1101 Vermont Avenue, N.W., Washington, DC 20005
Capital Research and Management Company (investment adviser)	333 South Hope Street, Los Angeles, California 90071
Capital Research and Management Company (fund accounting dept.)	5300 Robin Hood Road, Norfolk, VA 23513
American Funds Service Company (transfer agent)
6455 Irvine Center Drive, Irvine, CA 92618
8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240
10001 North 92nd Street, Suite 100, Scottsdale, AZ 85258
3500 Wiseman Boulevard, San Antonio, TX 78251
5300 Robin Hood Road, Norfolk, VA  23513

JPMorgan Chase Bank, N.A. (custodian)	270 Park Avenue, New York, NY 10017-2070

Item 29.  Management Services

None.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Washington Mutual Investors Fund, Inc., has duly caused this Post-Effective Amendment No. 119 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 12th day of April, 2010.

Washington Mutual Investors Fund, Inc.

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on April 12, 2010.

J. Knox Singleton* J. Knox Singleton	James C. Miller III* James C. Miller III
Director and Chairman of the Board	Director

James H. Lemon, Jr.* James H. Lemon, Jr.	Donald L. Nickles* Donald L. Nickles
Director and Vice Chairman of the Board	Director

Nariman Farvardin* Nariman Farvardin	William J. Shaw* William J. Shaw
Director	Director

Barbara Hackman Franklin* Barbara Hackman Franklin	Lydia W. Thomas* Lydia W. Thomas
Director	Director

Mary Davis Holt* Mary Davis Holt	Harry J. Lister* Harry J. Lister
Director	Director

R. Clark Hooper* R. Clark Hooper	/s/Jeffrey L. Steele Jeffrey L. Steele
Director	President and Director

By: /s/Michael W. Stockton Michael W. Stockton	By: /s/Jeffrey L. Steele Jeffrey L. Steele
Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By: /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned directors of Washington Mutual Investors Fund, Inc. a Maryland Corporation, do each hereby constitute and appoint Michael W. Stockton, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a director of said Corporation to any and all amendments to the Registration Statement of Washington Mutual Investors Fund, Inc., File No. 2-11051 under the Securities Act of 1933, as amended, or under the Investment Company Act of 1940, as amended, File No. 811-604, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Corporation offers its shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 1st day of January, 2010.

WASHINGTON MUTUAL INVESTORS FUND, INC.

Nariman Farvardin	James C. Miller III
Barbara H. Franklin	Donald L. Nickles
Mary Davis Holt	William J. Shaw
R. Clark Hooper	J. Knox Singleton
James H. Lemon, Jr.	Jeffrey L. Steele
Harry J. Lister	Lydia W. Thomas